Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Disclosure of Accounts Receivable, Net

	December 31, 2025		December 31, 2024
Trade accounts receivable	Ps.	42,287	Ps.	37,972
The Coca-Cola Company (see Note 15)		1,219		491
Loans to employees		87		119
Heineken Group		26		268
Others		8,127		7,321
		51,746		46,171
Allowance for expected credit losses		(3,427)		(2,979)
	Ps.	48,319	Ps.	43,192
Aging of accounts receivable (days current or outstanding)

	December 31, 2025		December 31, 2024
Current	Ps.	34,634	Ps.	30,045
0‑30 days		6,701		7,605
31‑60 days		839		1,343
61‑90 days		454		683
91‑120 days		1,355		393
120+ days		7,763		6,102
Total	Ps.	51,746	Ps.	46,171

7.2 Changes in the allowance for expected credit losses

	2025		2024		2023
Balance at the beginning of the period	Ps.	2,979	Ps.	2,535	Ps.	2,238
Allowance for the period		1,238		1,176		1,367
Write-offs of uncollectible accounts		(768)		(831)		(557)
Addition from business combinations		—		69		3
Effects of changes in foreign exchange rates		(110)		99		(26)
Disposal of businesses		88		(69)		(490)
Balance at the end of the period	Ps.	3,427	Ps.	2,979	Ps.	2,535